Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net Income / ( Loss )	$ (112,589)	$ 1,068,584	$ 278,492	$ (3,435,764)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	7,519	8,073	32,292	32,912
Bad debt expense				259,289
Gain on debt settlement			(868,502)	(399,181)
Shares issued for commitment fee			54,266	73,421
Change in debt discount and Financing fees	6,554	60,726	321,517	516,710
Change in derivative liability	(16,014)	(1,749,173)	(1,752,119)	1,270,099
Changes in assets and liabilities:
(Increase) decrease in right of use asset	52,449	46,213	210,962	215,715
(Increase) decrease in lease liability	(51,592)	(44,493)	(200,993)	(209,613)
(Increase) decrease in accounts receivable	(426,406)	(51,748)	(359,593)	10,731
(Increase) decrease in inventory	(173,871)	(66,658)	95,629	72,384
(Increase) decrease in prepaid expenses	26,407
(Decrease) increase in accounts payable	61,729	(46,866)	(44,855)	230,200
Other (Decrease) increase in accrued expenses	(7,253)	(6,136)	(379,239)	55,666
Other (Decrease) increase in accrued expenses related party	28,527	118,286	118,286	118,286
Other (Decrease) increase in deferred revenue				(14,750)
Other (Decrease) increase in customer deposits	66,476		(58,690)	(226,500)
Net Cash Provided by (Used In) Operating Activities	(538,065)	(663,192)	(2,552,547)	(1,430,395)
Cash Flows from Investing Activities
Investment in CETY HK	(1,500,000)		(1,500,000)
Convertible Note Receivable
(Increase) decrease in Convertible Note Receivable	(805,751)
Purchase property plant and equipment
Cash Flows Used In Investing Activities	(805,751)		(1,500,000)
Cash Flows from Financing Activities
Bank Overdraft / (Repayment)				(1,480)
Payment on notes payable and lines of credit	(906,112)	(507,168)	(906,112)	(507,168)
Payment on notes payable	(103,754)	(488,987)
Payment on notes payable related party			0	(35,000)
Proceeds from notes payable and lines of credit	150,000	89,200	975,000	1,150,502
Proceeds from notes payable related party				60,000
Stock issued for cash	1,321,911	3,584,003	4,761,090	1,171,020
Cash Flows Provided By Financing Activities	1,368,157	3,184,216	4,829,978	1,837,874
Effect of exchange rate changes on cash	4,562
Net (Decrease) Increase in Cash and Cash Equivalents	28,903	2,521,024	777,431	407,479
Cash and Cash Equivalents at Beginning of Period	1,192,316	414,885	414,885	7,406
Cash and Cash Equivalents at End of Period	1,221,219	2,935,909	1,192,316	414,885
Supplemental Cashflow Information:
Interest Paid	132,470	101,027	187,207	200,671
Taxes Paid
Supplemental Non-Cash Disclosure
Discount on derivatives				413,113
Shares issued for warrants exercised		71,914
Shares issued for preferred conversions		450,000	450,000	200,000
Shares issued for debt conversion conversions		$ 347,538	$ 423,011	$ 198,800